Investment Objectives and Goals	May 10, 2024
Venerable High Yield Fund
Prospectus [Line Items]
Risk/Return [Heading]	Venerable High Yield Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Venerable High Yield Fund (the "Fund") seeks to earn a high level of current income
Objective, Secondary [Text Block]	with a secondary goal of seeking capital appreciation.
Venerable Moderate Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	Venerable Moderate Allocation Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Venerable Moderate Allocation Fund (the "Fund") seeks, over the long-term, total investment return consistent with the preservation of capital.
Venerable Large Cap Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Venerable Large Cap Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

  The Venerable Large Cap Index Fund (the "Fund") seeks to replicate the performance of a benchmark index that measures the investment return of large capitalization stocks as closely as possible before the deduction of Fund expenses.

Venerable Strategic Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Venerable Strategic Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Venerable Strategic Bond Fund (the "Fund") seeks to maximize total return while investing to obtain the average duration specified below.
Venerable US Large Cap Core Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Venerable US Large Cap Core Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Venerable US Large Cap Core Equity Fund (the "Fund") seeks to provide long term capital growth.
Venerable US Large Cap Strategic Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Venerable US Large Cap Strategic Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Venerable US Large Cap Strategic Equity Fund (the "Fund") seeks to provide long term capital growth.